Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Certain Information with Respect to Segments
Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions, recast for the adoption of LDTI for 2022 and 2021):

For the Year Ended December 31, 2022	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,108	$474	$—	$52	$4,634
Premiums	10	134	—	—	144
Net investment income	403	706	312	65	1,486
Income (loss) on operating derivatives	17	31	(22)	14	40
Other income	42	35	—	8	85
Total Operating Revenues	4,580	1,380	290	139	6,389

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	61	734	—	—	795
Interest credited on other contract holder funds, net of deferrals	253	412	201	—	866
(Gain) loss from updating future policy benefits cash flow assumptions, net	(4)	(24)	—	—	(28)
Interest expense	32	—	5	76	113
Operating costs and other expenses, net of deferrals	2,174	130	5	123	2,432
Amortization of deferred acquisition costs	557	11	—	—	568
Total Operating Benefits and Expenses	3,073	1,263	211	199	4,746

Pretax Adjusted Operating Earnings	$1,507	$117	$79	$(60)	$1,643

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,636	$492	$—	$65	$5,193
Premiums	15	145	—	—	160
Net investment income	692	950	260	55	1,957
Income (loss) on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	8	94
Total Operating Revenues	5,442	1,698	257	160	7,557

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6	752	—	—	758
Interest credited on other contract holder funds, net of deferrals	225	419	188	—	832
(Gain) loss from updating future policy benefits cash flow assumptions, net	(8)	80	—	—	72
Interest expense	22	—	—	15	37
Operating costs and other expenses, net of deferrals	2,456	179	5	147	2,787
Amortization of deferred acquisition costs	557	13	—	—	570
Total Operating Benefits and Expenses	3,258	1,443	193	162	5,056

Pretax Adjusted Operating Earnings	$2,184	$255	$64	$(2)	$2,501

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,806	$513	$—	$88	$4,407
Premiums	27	172	—	—	199
Net investment income	956	778	355	(35)	2,054
Income (loss) on operating derivatives	48	58	—	21	127
Other income	30	25	1	8	64
Total Operating Revenues	4,867	1,546	356	82	6,851

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	142	906	—	—	1,048
Interest credited on other contract holder funds, net of deferrals and amortization	477	436	250	—	1,163
Interest expense	27	—	16	45	88
Operating costs and other expenses, net of deferrals	2,158	187	5	134	2,484
Amortization of deferred acquisition costs	57	17	—	20	94
Total Operating Benefits and Expenses	2,861	1,546	271	199	4,877

Pretax Adjusted Operating Earnings	$2,006	$—	$85	$(117)	$1,974
The following table summarizes total assets by segment (in millions recast for the adoption of LDTI):

	December 31,
	2022	2021
Retail Annuities	$269,972	$328,469
Closed Life and Annuity Blocks	28,961	32,342
Institutional Products	10,175	10,713
Corporate and Other	5,875	5,833
Total Assets	$314,983	$377,357

Schedule of Reconciliation of Segment Operating Revenues to Total Revenues
The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the U.S. GAAP measure of total revenues attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating revenues	6,389	7,557	$6,851
Fees attributed to guarantee benefit reserves	3,077	2,855	2,509
Net gains (losses) on derivatives and investments	(878)	(5,519)	(6,578)
Net investment income (loss) related to noncontrolling interests	43	262	(3)
Consolidated investments	(22)	17	(25)
Net investment income on funds withheld assets	1,254	1,188	792
Total revenues (1)	$9,863	$6,360	$3,546
(1) Substantially all the Company's revenues originated in the U.S. There were no individual customers that exceeded 10% of total revenues.

Schedule of Reconciliation of Segment Operating Benefits and Expenses to Total Benefits and Expenses
The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the U.S. GAAP measure of total benefits and expenses attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating benefits and expenses	4,746	5,056	$4,877
Net (gain) loss on market risk benefits	(3,536)	(3,966)	—
Benefits attributed to guaranteed benefit features	261	137	150
Amortization of DAC related to non-operating revenues and expenses	658	737	(1,252)
SOP 03-1 reserve movements	—	—	164
Athene reinsurance transaction	—	—	2,082
Other items	—	51	16
Total benefits and expenses	$2,129	$2,015	$6,037

Schedule of Reconciliation of Segment Pretax Adjusted Operating Earnings to Net Income
The following table summarizes the reconciling items, net of deferred acquisition costs, from the non-GAAP measure of pretax adjusted operating earnings to the U.S. GAAP measure of net income attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Pretax adjusted operating earnings	$1,643	$2,501	$1,974
Non-operating adjustments income (loss):
Fees attributable to guarantee benefit reserves	3,077	2,855	2,509
Net movement in freestanding derivatives	(2,744)	(5,674)	(4,662)
Market risk benefits gains (losses), net	3,536	3,966	—
Net reserve and embedded derivative movements	(222)	(141)	(3,184)
Amortization of DAC associated with non-operating items	(658)	(737)	1,261
Assumption changes	—	—	128
Guaranteed benefits and net hedging results	2,989	269	(3,948)
Net realized investment gains (losses)	(359)	182	377
Net realized investment gains (losses) on funds withheld assets	2,186	(21)	440
Net investment income on funds withheld assets	1,254	1,188	792
Loss on funds withheld reinsurance transaction	—	—	(2,082)
Other items	(22)	(36)	(41)
Pretax income (loss) attributable to Jackson Financial Inc.	7,691	4,083	(2,488)
Income tax expense (benefit)	1,505	666	(854)
Net income (loss) attributable to Jackson Financial Inc.	$6,186	$3,417	$(1,634)